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                      MERRILL LYNCH LIFE INSURANCE COMPANY


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE          MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
                 ACCOUNT A                                             ACCOUNT D
    SUPPLEMENT DATED SEPTEMBER 24, 2007                   SUPPLEMENT DATED SEPTEMBER 24, 2007
                   TO THE                                                TO THE
              PROSPECTUSES FOR                                      PROSPECTUSES FOR
   RETIREMENT POWER  (DATED MAY 1, 2006)                      INVESTOR CHOICE (IRA SERIES)
            RETIREMENT OPTIMIZER                                  (DATED MAY 1, 2007)
            (DATED MAY 1, 2004)                             IRA ANNUITY (DATED MAY 1, 2007)
     INVESTOR CHOICE (INVESTOR SERIES)
            (DATED MAY 1, 2007)                       MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
    RETIREMENT PLUS (DATED MAY 1, 2007)                                 ACCOUNT
                                                          SUPPLEMENT DATED SEPTEMBER 24, 2007
MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE                             TO THE
                 ACCOUNT B                                           PROSPECTUS FOR
    SUPPLEMENT DATED SEPTEMBER 24, 2007                    PORTFOLIO PLUS (DATED MAY 1, 2002)
                   TO THE
               PROSPECTUS FOR                             SUPPLEMENT DATED SEPTEMBER 24, 2007
    RETIREMENT PLUS (DATED MAY 1, 2007)                                  TO THE
                                                                     PROSPECTUS FOR
MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE         MERRILL LYNCH ASSET I (SM)(DATED MAY 1, 2006)
                 ACCOUNT C
    SUPPLEMENT DATED SEPTEMBER 24, 2007
                   TO THE
               PROSPECTUS FOR
    CONSULTS ANNUITY (DATED MAY 1, 2007)

This supplement describes a change regarding the contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.

Effective September 25, 2007, we will not issue a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. In addition, we will not accept any additional contributions from any source to your 403(b) Contract on or after September 25, 2007.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.



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